UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

October 31, 2018

Portfolio of Investments

Corporate Bonds & Notes — 86.0%
Security	Principal Amount* (000’s omitted)	Value

Aerospace — 1.3%
Bombardier, Inc., 6.00%, 10/15/22(1)	2,200	$2,169,750
Bombardier, Inc., 6.125%, 1/15/23(1)	285	282,863
Bombardier, Inc., 7.50%, 12/1/24(1)	2,440	2,485,750
Bombardier, Inc., 7.50%, 3/15/25(1)	750	753,525
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,092,912
TransDigm, Inc., 6.375%, 6/15/26	1,435	1,409,887
TransDigm, Inc., 6.50%, 7/15/24	3,965	4,017,893
TransDigm, Inc., 6.50%, 5/15/25	440	439,450
TransDigm UK Holdings PLC, 6.875%, 5/15/26(1)	1,585	1,585,000
		$18,237,030

Automotive & Auto Parts — 0.5%
Navistar International Corp., 6.625%, 11/1/25(1)	6,645	$6,811,125
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	420	421,021
		$7,232,146

Banks & Thrifts — 0.8%
CIT Group, Inc., 5.00%, 8/1/23	4,300	$4,321,500
CIT Group, Inc., 5.375%, 5/15/20	55	56,617
CIT Group, Inc., 6.125%, 3/9/28	1,420	1,476,800
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,130,539
		$10,985,456

Broadcasting — 1.5%
CBS Radio, Inc., 7.25%, 11/1/24(1)	45	$42,581
Netflix, Inc., 4.875%, 4/15/28(1)	640	588,000
Netflix, Inc., 5.50%, 2/15/22	1,790	1,834,553
Netflix, Inc., 5.875%, 2/15/25	2,155	2,195,407
Netflix, Inc., 5.875%, 11/15/28(1)	4,030	3,979,625
Salem Media Group, Inc., 6.75%, 6/1/24(1)	2,650	2,385,000
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	2,815,176
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	6,943,020
		$20,783,362

Building Materials — 0.9%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	5,155	$5,580,287
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	380	336,300
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,155	2,117,288
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,880	3,831,500
		$11,865,375

Security	Principal Amount* (000’s omitted)	Value

Cable / Satellite TV — 4.9%
Altice France SA, 7.375%, 5/1/26(1)	3,020	$2,910,525
Altice France SA, 8.125%, 2/1/27(1)	3,829	3,789,178
Altice Luxembourg SA, 7.75%, 5/15/22(1)	1,531	1,421,916
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	972,241
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,106,435
Cablevision Systems Corp., 5.875%, 9/15/22	3,710	3,737,825
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	5,702,564
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,895	1,774,194
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,179,884
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,782,719
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,035,125
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,704,562
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	4,090	4,136,012
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	234,948
CSC Holdings, LLC, 5.25%, 6/1/24	385	372,006
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,269,243
CSC Holdings, LLC, 10.125%, 1/15/23(1)	2,475	2,692,726
CSC Holdings, LLC, 10.875%, 10/15/25(1)	3,862	4,465,437
DISH DBS Corp., 5.875%, 7/15/22	1,970	1,869,038
DISH DBS Corp., 5.875%, 11/15/24	420	358,575
DISH DBS Corp., 6.75%, 6/1/21	685	693,563
DISH DBS Corp., 7.75%, 7/1/26	1,395	1,253,756
UPC Holding B.V., 5.50%, 1/15/28(1)	3,875	3,594,062
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,443,613
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	4,320	4,082,400
Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)	990	910,800
Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)	265	236,513
		$67,729,860

Capital Goods — 0.9%
BWX Technologies, Inc., 5.375%, 7/15/26(1)	2,875	$2,889,375
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(1)	4,215	3,519,525
Wabash National Corp., 5.50%, 10/1/25(1)	2,215	1,999,038
Welbilt, Inc., 9.50%, 2/15/24	3,515	3,804,987
		$12,212,925

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals — 2.1%
Chemours Co. (The), 4.00%, 5/15/26	EUR	6,000	$6,526,818
Chemours Co. (The), 7.00%, 5/15/25		2,086	2,159,010
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		2,585	2,426,669
OCI N.V., 5.00%, 4/15/23(4)	EUR	2,000	2,385,645
Olin Corp., 5.00%, 2/1/30		1,625	1,465,067
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		1,082	1,099,582
PQ Corp., 6.75%, 11/15/22(1)		900	930,375
SPCM SA, 4.875%, 9/15/25(1)		1,185	1,099,088
Starfruit Finco B.V./Starfruit US Holdco, LLC, 6.50%, 10/1/26(1)	EUR	915	1,016,684
Starfruit Finco B.V./Starfruit US Holdco, LLC, 8.00%, 10/1/26(1)		967	940,408
Valvoline, Inc., 5.50%, 7/15/24		835	831,869
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,564,937
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,769,075
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,292,700
W.R. Grace & Co., 5.625%, 10/1/24(1)		525	536,156
			$28,044,083

Consumer Products — 1.1%
Central Garden & Pet Co., 6.125%, 11/15/23		970	$991,825
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	6,315	7,345,809
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(1)		3,995	4,004,988
Spectrum Brands, Inc., 5.75%, 7/15/25		3,275	3,193,125
			$15,535,747

Containers — 1.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		830	$807,175
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625	3,534,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		4,405	4,443,544
Berry Global, Inc., 4.50%, 2/15/26(1)		2,619	2,455,312
Berry Global, Inc., 6.00%, 10/15/22		1,770	1,812,038
BWAY Holding Co., 5.50%, 4/15/24(1)		750	721,875
BWAY Holding Co., 7.25%, 4/15/25(1)		2,394	2,274,300
Crown Americas, LLC/Crown Americas Capital Corp., V, 4.25%, 9/30/26		1,415	1,287,650
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(1)		1,695	1,603,894

Security	Principal Amount* (000’s omitted)	Value

Containers (continued)
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,195	$3,195,000
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	1,004,950
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	260	254,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	643	648,451
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	565	567,472
		$24,610,836

Diversified Financial Services — 2.3%
DAE Funding, LLC, 4.50%, 8/1/22(1)	2,430	$2,375,325
DAE Funding, LLC, 5.00%, 8/1/24(1)	4,055	3,963,762
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	3,825	3,871,130
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,740	1,733,475
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,316,438
Navient Corp., 6.75%, 6/15/26	2,890	2,767,175
Navient Corp., 8.00%, 3/25/20	6,065	6,345,506
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	6,390	6,366,037
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	2,855	2,834,301
		$31,573,149

Diversified Media — 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	$1,104,581
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,167,925
MDC Partners, Inc., 6.50%, 5/1/24(1)	5,821	4,802,325
		$8,074,831

Energy — 15.6%
Aker BP ASA, 5.875%, 3/31/25(1)	1,460	$1,478,250
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,465	1,552,167
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	1,415	1,386,700
Antero Resources Corp., 5.625%, 6/1/23	490	491,225
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	4,113	3,999,892
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	3,090	3,078,258
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,460,875

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	$1,430,800
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	3,320	3,419,600
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,521,706
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	600	590,250
Cheniere Energy Partners, L.P., 5.625%, 10/1/26(1)	2,670	2,636,625
Chesapeake Energy Corp., 7.00%, 10/1/24	1,088	1,064,880
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	608	635,360
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	11,090	10,577,087
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	4,413	4,462,646
Denbury Resources, Inc., 9.00%, 5/15/21(1)	469	491,864
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,053,000
Diamondback Energy, Inc., 5.375%, 5/31/25	2,615	2,608,462
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,323,125
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	3,005	3,117,687
Energy Transfer, L.P., 5.875%, 1/15/24	975	1,026,188
Energy Transfer, L.P., 7.50%, 10/15/20	1,780	1,889,025
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(2)(3)	1,630	1,527,106
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)	1,370	1,367,863
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	1,789,650
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	928,175
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	5,525	4,696,250
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	1,178,125
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	5,476,925
Gulfport Energy Corp., 6.00%, 10/15/24	1,265	1,192,263
Gulfport Energy Corp., 6.625%, 5/1/23	5,570	5,597,850
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	2,567	2,473,972
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,173,738
Jagged Peak Energy, LLC, 5.875%, 5/1/26(1)	640	625,600
Matador Resources Co., 5.875%, 9/15/26(1)	4,700	4,606,000
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	4,310	4,168,632
Nabors Industries, Inc., 4.625%, 9/15/21	565	546,598
Nabors Industries, Inc., 5.75%, 2/1/25	3,700	3,424,293

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,123	$5,001,329
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,487,000
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	774,150
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,270	1,293,813
Oasis Petroleum, Inc., 6.875%, 3/15/22	852	858,390
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,625	4,671,250
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,248,444
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,579,062
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,055	2,030,895
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,023,050
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,755	5,970,812
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	3,547	3,662,277
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,347,675
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	4,120	3,883,100
Precision Drilling Corp., 6.50%, 12/15/21	256	259,651
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	1,089,525
Precision Drilling Corp., 7.75%, 12/15/23	195	203,775
QEP Resources, Inc., 5.625%, 3/1/26	3,210	3,033,450
Resolute Energy Corp., 8.50%, 5/1/20	1,195	1,196,494
SESI, LLC, 7.75%, 9/15/24	495	488,194
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,613,925
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	1,956,150
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	5,980	6,017,375
SM Energy Co., 5.625%, 6/1/25	1,850	1,789,875
SM Energy Co., 6.625%, 1/15/27	1,965	1,984,650
SM Energy Co., 6.75%, 9/15/26	2,249	2,265,867
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	2,140	2,067,775
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(1)	925	883,375
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	7,405	7,338,799
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	2,105	2,127,366
Tervita Escrow Corp., 7.625%, 12/1/21(1)	6,435	6,563,700
Transocean, Inc., 7.25%, 11/1/25(1)	2,686	2,618,850
Transocean, Inc., 7.50%, 1/15/26(1)	1,550	1,526,750
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	2,255	2,240,906
Transocean Pontus, Ltd., 6.125%, 8/1/25(1)	1,550	1,544,188

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	2,996	$3,010,980
Weatherford International, Ltd., 8.25%, 6/15/23	755	581,350
Weatherford International, Ltd., 9.875%, 2/15/24	1,765	1,376,700
Whiting Petroleum Corp., 6.625%, 1/15/26	4,550	4,572,750
WildHorse Resource Development Corp., 6.875%, 2/1/25	4,658	4,658,000
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,269,354
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,495	1,505,363
		$214,685,096

Entertainment / Film — 0.4%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,580	$1,453,600
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	500	461,875
Cinemark USA, Inc., 4.875%, 6/1/23	3,945	3,871,031
		$5,786,506

Environmental — 1.3%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,005,812
Covanta Holding Corp., 5.875%, 3/1/24	2,230	2,230,000
Covanta Holding Corp., 5.875%, 7/1/25	2,107	2,049,058
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,906,345
GFL Environmental, Inc., 5.375%, 3/1/23(1)	3,715	3,417,800
Hulk Finance Corp., 7.00%, 6/1/26(1)	1,515	1,397,588
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	1,475	1,401,250
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	1,040	1,118,000
		$17,525,853

Food / Beverage / Tobacco — 1.5%
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	$3,966,150
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,158,863
Post Holdings, Inc., 5.50%, 3/1/25(1)	3,595	3,489,397
Post Holdings, Inc., 5.625%, 1/15/28(1)	2,393	2,256,120
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,028,125
US Foods, Inc., 5.875%, 6/15/24(1)	5,185	5,159,075
		$20,057,730

Gaming — 3.5%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	4,134	$3,857,539
Eldorado Resorts, Inc., 6.00%, 4/1/25	3,360	3,334,800
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	6,855	7,214,887

Security	Principal Amount* (000’s omitted)	Value

Gaming (continued)
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	$841,546
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	555	562,631
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,536,688
International Game Technology PLC, 6.50%, 2/15/25(1)	720	732,600
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	2,015	1,833,650
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,890	2,904,450
MGM Resorts International, 5.75%, 6/15/25	3,105	3,042,900
MGM Resorts International, 6.625%, 12/15/21	1,275	1,338,355
MGM Resorts International, 7.75%, 3/15/22	2,585	2,782,106
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,669,069
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	4,830	4,914,525
Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	1,954,332
Tunica-Biloxi Gaming Authority, 3.78%, 12/15/20(1)	1,879	526,054
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	4,724	5,208,483
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	750	679,688
Wynn Macau, Ltd., 5.50%, 10/1/27(1)	329	297,745
		$48,232,048

Health Care — 11.7%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	1,338	$1,272,773
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	1,485	1,460,869
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	1,305	1,290,319
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	4,055	3,892,800
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	755	696,261
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	2,855	2,962,062
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	5,755	6,040,966
Bausch Health Cos., Inc., 7.50%, 7/15/21(1)	1,485	1,510,987
Bausch Health Cos., Inc., 8.50%, 1/31/27(1)	3,632	3,704,640
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	3,615	3,782,194
Bausch Health Cos., Inc., 9.25%, 4/1/26(1)	1,420	1,492,775
Carriage Services, Inc., 6.625%, 6/1/26(1)	2,230	2,246,725
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	2,340	2,205,450
Centene Corp., 4.75%, 5/15/22	885	890,531
Centene Corp., 4.75%, 1/15/25	5,365	5,312,477
Centene Corp., 5.375%, 6/1/26(1)	5,880	5,982,900
Centene Corp., 6.125%, 2/15/24	3,740	3,917,650
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	1,175	1,175,000

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	4,175	$3,855,404
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(5)	860	866,450
Envision Healthcare Corp., 8.75%, 10/15/26(1)	6,617	6,435,032
HCA, Inc., 5.00%, 3/15/24	1,435	1,455,628
HCA, Inc., 5.25%, 6/15/26	2,745	2,799,900
HCA, Inc., 5.375%, 9/1/26	3,410	3,392,950
HCA, Inc., 5.625%, 9/1/28	4,205	4,173,462
HCA, Inc., 5.875%, 2/15/26	12,010	12,310,250
HCA, Inc., 7.50%, 2/15/22	1,530	1,663,875
HCA Healthcare, Inc., 6.25%, 2/15/21	1,030	1,072,488
Hologic, Inc., 4.375%, 10/15/25(1)	1,405	1,324,213
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	5,765	5,777,683
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,416,050
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	6,430	6,976,550
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	18,175	18,507,966
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(5)	6,430	6,614,862
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	3,684	3,895,830
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	5,800	5,017,000
Teleflex, Inc., 4.625%, 11/15/27	2,310	2,162,737
Teleflex, Inc., 5.25%, 6/15/24	845	857,675
Tenet Healthcare Corp., 6.00%, 10/1/20	2,885	2,961,597
Tenet Healthcare Corp., 6.75%, 6/15/23	2,105	2,107,000
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,435	1,500,472
Tenet Healthcare Corp., 8.125%, 4/1/22	1,285	1,342,825
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26	675	550,847
Teva Pharmaceutical Finance Netherlands III B.V., 6.75%, 3/1/28	1,390	1,423,811
WellCare Health Plans, Inc., 5.25%, 4/1/25	6,970	6,970,000
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	2,575	2,575,000
		$160,844,936

Homebuilders / Real Estate — 0.9%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	4,925	$4,891,510
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	4,145	4,031,013
Mattamy Group Corp., 6.875%, 12/15/23(1)	923	903,386
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,866,975

Security		Principal Amount* (000’s omitted)	Value

Homebuilders / Real Estate (continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		756	$709,695
			$12,402,579

Hotels — 0.7%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)		5,260	$4,990,425
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		3,180	3,061,704
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		1,447	1,439,765
			$9,491,894

Insurance — 1.2%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)		4,670	$4,838,727
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(4)	GBP	2,000	2,401,452
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(1)	GBP	3,100	3,722,251
Hub International, Ltd., 7.00%, 5/1/26(1)		5,270	5,156,695
			$16,119,125

Leisure — 1.1%
Merlin Entertainments PLC, 5.75%, 6/15/26(1)		1,905	$1,909,763
NCL Corp., Ltd., 4.75%, 12/15/21(1)		2,293	2,298,732
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		9,132	8,721,060
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		1,820	1,829,100
			$14,758,655

Metals / Mining — 3.9%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)		2,115	$2,115,000
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		1,605	1,693,275
Constellium N.V., 4.25%, 2/15/26(1)	EUR	4,736	5,258,959
Constellium N.V., 5.875%, 2/15/26(1)		2,850	2,664,750
Eldorado Gold Corp., 6.125%, 12/15/20(1)		7,765	7,260,275
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)		1,553	1,347,228
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)		1,390	1,362,200
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		4,600	4,266,500
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		4,225	3,786,656
Freeport-McMoRan, Inc., 4.55%, 11/14/24		1,685	1,564,944
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,890	1,611,225
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)		2,130	2,130,000
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)		2,455	2,473,412
Imperial Metals Corp., 7.00%, 3/15/19(1)		935	645,150
New Gold, Inc., 6.25%, 11/15/22(1)		3,294	2,882,250
New Gold, Inc., 6.375%, 5/15/25(1)		1,505	1,213,406
Novelis Corp., 5.875%, 9/30/26(1)		3,480	3,288,600

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Metals / Mining (continued)
Novelis Corp., 6.25%, 8/15/24(1)	2,390	$2,372,075
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	3,270	3,335,400
Teck Resources, Ltd., 8.50%, 6/1/24(1)	2,510	2,729,625
		$54,000,930

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26	1,000	$972,200
		$972,200

Publishing / Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	3,715	$3,176,325
		$3,176,325

Railroad — 0.6%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	7,710	$7,844,925
		$7,844,925

Restaurants — 1.0%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)	860	$808,400
Golden Nugget, Inc., 6.75%, 10/15/24(1)	6,740	6,740,000
Golden Nugget, Inc., 8.75%, 10/1/25(1)	4,500	4,635,000
IRB Holding Corp., 6.75%, 2/15/26(1)	920	883,200
Yum! Brands, Inc., 3.875%, 11/1/20	855	851,794
		$13,918,394

Retail — 1.2%
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	$1,164,713
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,094,875
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,490	3,498,725
PVH Corp., 7.75%, 11/15/23	3,385	3,852,130
Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,265,937
		$16,876,380

Services — 6.1%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)	1,281	$1,297,013
Aramark Services, Inc., 5.125%, 1/15/24	1,945	1,940,138
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	735	719,381
Cloud Crane, LLC, 10.125%, 8/1/24(1)	4,253	4,593,240
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,035,200

Security		Principal Amount* (000’s omitted)	Value

Services (continued)
Flexi-Van Leasing, Inc., 10.00%, 2/15/23(1)		2,249	$1,877,915
frontdoor, Inc., 6.75%, 8/15/26(1)		2,320	2,372,200
IHS Markit, Ltd., 5.00%, 11/1/22(1)		2,255	2,313,179
KAR Auction Services, Inc., 5.125%, 6/1/25(1)		3,310	3,144,500
La Financiere Atalian SA, 5.125%, 5/15/25(4)	EUR	3,705	3,873,551
Laureate Education, Inc., 8.25%, 5/1/25(1)		8,679	9,351,622
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)		9,234	9,780,653
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)		6,665	6,914,937
Sabre GLBL, Inc., 5.25%, 11/15/23(1)		2,535	2,515,683
Sabre GLBL, Inc., 5.375%, 4/15/23(1)		905	909,525
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		5,185	5,444,250
TMS International Corp., 7.25%, 8/15/25(1)		3,275	3,266,813
Uber Technologies, Inc., 8.00%, 11/1/26(1)(6)		4,000	4,030,000
United Rentals North America, Inc., 4.625%, 7/15/23		2,000	1,990,000
Vizient, Inc., 10.375%, 3/1/24(1)		5,685	6,225,075
West Corp., 8.50%, 10/15/25(1)		7,000	6,352,500
			$82,947,375

Steel — 0.4%
Allegheny Technologies, Inc., 5.95%, 1/15/21		970	$977,275
Allegheny Technologies, Inc., 7.875%, 8/15/23		3,655	3,869,731
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)		141	148,402
Steel Dynamics, Inc., 5.50%, 10/1/24		505	509,419
			$5,504,827

Technology — 5.4%
Camelot Finance SA, 7.875%, 10/15/24(1)		4,933	$4,896,002
CommScope, Inc., 5.50%, 6/15/24(1)		2,500	2,428,125
CommScope Technologies, LLC, 5.00%, 3/15/27(1)		3,420	3,078,000
CommScope Technologies, LLC, 6.00%, 6/15/25(1)		4,350	4,252,125
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)		4,005	4,241,923
EIG Investors Corp., 10.875%, 2/1/24		4,750	5,153,750
Entegris, Inc., 4.625%, 2/10/26(1)		2,150	2,008,229
Infor (US), Inc., 6.50%, 5/15/22		4,485	4,496,213
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(5)		3,120	3,151,200
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)		3,245	3,228,775
Riverbed Technology, Inc., 8.875%, 3/1/23(1)		7,795	7,181,144
Seagate HDD Cayman, 4.75%, 1/1/25		1,490	1,365,368
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)		8,995	9,197,387

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Technology (continued)
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,430	$4,828,833
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	2,250	2,131,875
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	2,915	2,769,250
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	5,145	4,450,425
Western Digital Corp., 4.75%, 2/15/26	5,530	5,115,250
		$73,973,874

Telecommunications — 7.3%
CenturyLink, Inc., 6.75%, 12/1/23	4,510	$4,611,475
CenturyLink, Inc., 7.50%, 4/1/24	3,220	3,389,050
Digicel, Ltd., 6.00%, 4/15/21(1)	4,250	3,872,812
DKT Finance ApS, 9.375%, 6/17/23(1)	1,025	1,080,094
Equinix, Inc., 5.875%, 1/15/26	3,890	3,958,075
Frontier California, Inc., 6.75%, 5/15/27	895	807,738
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,111,500
Frontier Communications Corp., 7.625%, 4/15/24	285	172,425
Frontier Communications Corp., 10.50%, 9/15/22	1,805	1,511,688
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,663,824
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,135,543
Hughes Satellite Systems Corp., 6.625%, 8/1/26	845	806,975
Intelsat Jackson Holdings SA, 5.50%, 8/1/23	2,785	2,499,537
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	3,485	3,654,894
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	2,586	2,543,977
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,098,250
Level 3 Financing, Inc., 5.375%, 1/15/24	2,215	2,198,387
Level 3 Parent, LLC, 5.75%, 12/1/22	750	749,843
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	799	749,063
SBA Communications Corp., 4.00%, 10/1/22	2,295	2,208,937
SBA Communications Corp., 4.875%, 9/1/24	1,385	1,341,719
Sprint Capital Corp., 6.875%, 11/15/28	5,860	5,772,100
Sprint Communications, Inc., 6.00%, 11/15/22	945	956,222
Sprint Communications, Inc., 7.00%, 8/15/20	830	861,125
Sprint Corp., 7.125%, 6/15/24	2,270	2,326,750
Sprint Corp., 7.25%, 9/15/21	5,930	6,204,262
Sprint Corp., 7.625%, 2/15/25	3,285	3,420,506
Sprint Corp., 7.625%, 3/1/26	2,179	2,262,074
Sprint Corp., 7.875%, 9/15/23	13,636	14,590,520
T-Mobile USA, Inc., 4.50%, 2/1/26	2,205	2,066,504
T-Mobile USA, Inc., 4.75%, 2/1/28	2,295	2,128,613
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,266,344
T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	6,965,752
Wind Tre SpA, 5.00%, 1/20/26(1)	2,210	1,891,981

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	$2,029,500
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,724,694
		$100,632,753

Transportation Ex Air / Rail — 0.3%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,310	$1,346,615
XPO Logistics, Inc., 6.50%, 6/15/22(1)	3,203	3,295,086
		$4,641,701

Utilities — 2.9%
AES Corp. (The), 4.00%, 3/15/21	2,305	$2,287,713
AES Corp. (The), 5.50%, 4/15/25	263	264,973
AES Corp. (The), 6.00%, 5/15/26	5,725	5,882,437
Calpine Corp., 5.25%, 6/1/26(1)	2,210	2,038,725
Calpine Corp., 5.50%, 2/1/24	620	564,975
Calpine Corp., 5.75%, 1/15/25	6,248	5,606,330
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,416,319
NRG Energy, Inc., 7.25%, 5/15/26	5,095	5,438,912
Resideo Funding, Inc., 6.125%, 11/1/26(1)	1,293	1,302,995
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,339,500
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,125	1,907,188
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	3,995	4,179,769
Vistra Energy Corp., 7.625%, 11/1/24	2,185	2,321,562
Vistra Energy Corp., 8.034%, 2/2/24	615	648,825
Vistra Energy Corp., 8.125%, 1/30/26(1)	3,735	4,052,475
		$39,252,698

Total Corporate Bonds & Notes (identified cost $1,197,106,940)		$1,180,531,604

Senior Floating-Rate Loans — 6.9%(7)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.1%
TransDigm, Inc., Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$1,591	$1,584,939
		$1,584,939

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.4%
Navistar International Corp., Term Loan, 5.78%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$5,876	$5,890,289
		$5,890,289

Capital Goods — 0.2%
Cortes NP Acquisition Corporation, Term Loan, 6.31%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$2,106	$2,084,974
		$2,084,974

Chemicals — 0.1%
Starfruit Finco B.V., Term Loan, 5.51%, (1 mo. USD LIBOR + 3.25%), Maturing 10/1/25	$2,070	$2,069,029
		$2,069,029

Consumer Products — 0.3%
HLF Financing S.a.r.l., Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$3,770	$3,788,850
		$3,788,850

Containers — 0.1%
BWAY Holding Co., Term Loan, Maturing 4/3/24(8)	$1,942	$1,933,006
		$1,933,006

Energy — 0.1%
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(9)	$681	$716,285
		$716,285

Gaming — 0.1%
Lago Resort & Casino, LLC, Term Loan, 11.89%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$1,035	$1,016,445
		$1,016,445

Health Care — 0.5%
Envision Healthcare Corp., Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25	$3,210	$3,150,034
Press Ganey Holdings, Inc., Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	1,837	1,841,182
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.80%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	1,753	1,770,346
		$6,761,562

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance — 0.1%
Hub International Ltd., Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing 4/25/25	$1,207	$1,205,682
		$1,205,682

Leisure — 0.2%
Peninsula Pacific Entertainment, LLC, Term Loan, Maturing 10/19/24(8)	$2,057	$2,051,857
Peninsula Pacific Entertainment, LLC, Term Loan, Maturing 10/19/24(8)	229	228,428
		$2,280,285

Metals / Mining — 0.5%
GrafTech Finance, Inc., Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$6,947	$6,990,482
		$6,990,482

Publishing / Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$1,975	$1,894,368
		$1,894,368

Services — 0.5%
Applied Systems, Inc., Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$4,835	$4,851,636
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.53%, (3 mo. USD LIBOR + 6.00%), Maturing 6/15/23	2,145	2,163,769
		$7,015,405

Steel — 0.2%
Big River Steel, LLC, Term Loan, 7.39%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,683	$2,719,790
		$2,719,790

Technology — 2.2%
EIG Investors Corp., Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$8,554	$8,594,506
Infor (US), Inc., Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22	5,475	5,463,021
Riverbed Technology, Inc., Term Loan, 5.56%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	825	822,162
Solera, LLC, Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	3,468	3,469,305

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology (continued)
SS&C Technologies, Inc., Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	$2,191	$2,182,998
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	848	844,717
VeriFone Systems, Inc., Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing 8/20/25	3,865	3,872,730
Veritas Bermuda, Ltd., Term Loan, 6.82%, (USD LIBOR + 4.50%), Maturing 1/27/23(10)	4,601	4,401,717
		$29,651,156

Telecommunications — 1.2%
Asurion, LLC, Term Loan - Second Lien, 8.80%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$15,010	$15,432,156
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(9)	1,640	1,686,740
		$17,118,896

Total Senior Floating-Rate Loans (identified cost $94,452,727)		$94,721,443

Convertible Bonds — 0.9%
Security	Principal Amount (000’s omitted)	Value

Gaming — 0.2%
Caesars Entertainment Corp., 5.00%, 10/1/24	$1,413	$2,020,929
		$2,020,929

Utilities — 0.7%
NextEra Energy Partners, L.P., 1.50%, 9/15/20(1)	$3,105	$3,114,315
Pattern Energy Group, Inc., 4.00%, 7/15/20	6,755	6,694,651
		$9,808,966

Total Convertible Bonds (identified cost $12,344,395)		$11,829,895

Common Stocks — 1.7%
Security	Shares	Value

Consumer Products — 0.1%
HF Holdings, Inc.(11)(12)(13)	13,600	$33,592
Spectrum Brands Holdings, Inc.	25,000	1,623,750
		$1,657,342

Security	Shares	Value

Energy — 0.4%
Ascent CNR Corp., Class A(11)(12)(13)	6,273,462	$2,007,508
Holly Energy Partners, L.P.	39,912	1,162,237
Nine Point Energy Holdings, Inc.(11)(12)(13)	31,737	35,228
Seven Generations Energy, Ltd., Class A(13)	165,561	1,774,519
		$4,979,492

Gaming — 0.2%
Caesars Entertainment Corp.(13)	237,567	$2,040,701
Melco Resorts & Entertainment, Ltd. ADR	75,000	1,247,250
New Cotai Participation Corp., Class B(11)(12)(13)	7	10,416
		$3,298,367

Health Care — 0.4%
Bausch Health Cos., Inc.(13)	90,000	$2,059,200
Centene Corp.(13)	20,000	2,606,400
Surgery Partners, Inc.(13)	120,000	1,630,800
		$6,296,400

Metals / Mining — 0.2%
Constellium N.V., Class A(13)	275,000	$2,491,500
		$2,491,500

Technology — 0.4%
Avaya Holdings Corp.(13)	54	$887
CommScope Holding Co., Inc.(13)	135,000	3,248,100
Worldpay, Inc., Class A(13)	24,000	2,204,160
		$5,453,147

Total Common Stocks (identified cost $30,069,265)		$24,176,248

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(5)(11)(12)(13)	591	$867,570

Total Convertible Preferred Stocks (identified cost $591,000)		$867,570

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Miscellaneous — 1.3%
Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%
ACC Claims Holdings, LLC(11)(13)	8,415,190	$0
		$0

Gaming — 1.3%
PGP Investors, LLC, Membership Interests(11)(12)(13)	30,326	$18,286,283
		$18,286,283

Technology — 0.0%
Avaya, Inc., Escrow Certificates(11)(13)	$695,000	$0
		$0

Total Miscellaneous (identified cost $11,105,197)		$18,286,283

Short-Term Investments — 1.3%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(14)	18,253,567	$18,251,742

Total Short-Term Investments (identified cost $18,253,567)		$18,251,742

Total Investments — 98.2% (identified cost $1,363,923,091)		$1,348,664,785

Other Assets, Less Liabilities — 1.8%		$24,437,376

Net Assets — 100.0%		$1,373,102,161

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $726,986,862 or 52.9% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities is $8,660,648 or 0.6% of the Portfolio’s net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	When-issued security.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	This Senior Loan will settle after October 31, 2018, at which time the interest rate will be determined.

(9)	Fixed-rate loan.

(10)

The stated interest rate represents the weighted average interest rate at October 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(12)	Restricted security (see Note 5).

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018.

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	2,595,726	USD	2,962,395	State Street Bank and Trust Company	1/31/19	$2,175	$—
GBP	295,934	USD	379,176	State Street Bank and Trust Company	1/31/19	894	—
USD	1,722,151	CAD	2,255,742	State Street Bank and Trust Company	1/31/19	5,468	—
USD	31,988,491	EUR	27,869,394	State Street Bank and Trust Company	1/31/19	158,949	—
USD	6,694,930	GBP	5,199,381	State Street Bank and Trust Company	1/31/19	17,325	—

						$184,811	$—

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Statement of Assets and Liabilities

Assets	October 31, 2018
Unaffiliated investments, at value (identified cost, $1,345,669,524)	$1,330,413,043
Affiliated investment, at value (identified cost, $18,253,567)	18,251,742
Cash	993,077
Foreign currency, at value (identified cost, $1,151,617)	1,151,211
Interest and dividends receivable	21,565,985
Dividends receivable from affiliated investment	64,197
Receivable for investments sold	20,594,881
Receivable for open forward foreign currency exchange contracts	184,811
Total assets	$1,393,218,947

Liabilities
Payable for investments purchased	$13,289,265
Payable for when-issued securities	6,018,667
Payable to affiliates:
Investment adviser fee	542,143
Trustees’ fees	5,520
Accrued expenses	261,191
Total liabilities	$20,116,786
Commitments (see Note 10)
Net Assets applicable to investors’ interest in Portfolio	$1,373,102,161

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Statement of Operations

Investment Income	Year Ended October 31, 2018
Interest and other income (net of foreign taxes, $1,669)	$95,786,728
Dividends	484,455
Dividends from affiliated investment	664,747
Total investment income	$96,935,930

Expenses
Investment adviser fee	$7,061,260
Trustees’ fees and expenses	66,582
Custodian fee	366,448
Legal and accounting services	121,048
Miscellaneous	55,235
Total expenses	$7,670,573

Net investment income	$89,265,357

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$4,733,876
Investment transactions — affiliated investment	(4,196)
Foreign currency transactions	25,487
Forward foreign currency exchange contracts	1,575,756
Net realized gain	$6,330,923
Change in unrealized appreciation (depreciation) —
Investments	$(86,047,768)
Investments — affiliated investment	(1,825)
Foreign currency	(16,494)
Forward foreign currency exchange contracts	237,801
Net change in unrealized appreciation (depreciation)	$(85,828,286)

Net realized and unrealized loss	$(79,497,363)

Net increase in net assets from operations	$9,767,994

32	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$89,265,357	$101,965,602
Net realized gain	6,330,923	13,599,745
Net change in unrealized appreciation (depreciation)	(85,828,286)	25,160,569
Net increase in net assets from operations	$9,767,994	$140,725,916
Capital transactions —
Contributions	$81,525,050	$290,418,740
Withdrawals	(483,089,422)	(542,882,303)
Net decrease in net assets from capital transactions	$(401,564,372)	$(252,463,563)

Net decrease in net assets	$(391,796,378)	$(111,737,647)

Net Assets
At beginning of year	$1,764,898,539	$1,876,636,186
At end of year	$1,373,102,161	$1,764,898,539

33	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2018	2017	2016	2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48%	0.48%	0.48%	0.52%	0.52%
Net investment income	5.61%	5.61%	5.61%	5.58%	5.72%
Portfolio Turnover	39%	42%	39%	38%	44%

Total Return	0.59%	8.13%	7.74%	0.82%	6.88%

Net assets, end of year (000’s omitted)	$1,373,102	$1,764,899	$1,876,636	$1,288,137	$1,039,764

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

34	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2018, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 73.0%, 22.5%, 4.2% and 0.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

35

High Income Opportunities Portfolio

October 31, 2018

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

36

High Income Opportunities Portfolio

October 31, 2018

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion, 0.225% from $1.5 billion up to $2 billion and at reduced rates on daily net assets of $2 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion, 2.25% when daily net assets are $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the year ended October 31, 2018, the Portfolio’s investment adviser fee amounted to $7,061,260 or 0.44% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $601,374,008 and $885,807,104, respectively, for the year ended October 31, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,358,567,441

Gross unrealized appreciation	$24,809,101
Gross unrealized depreciation	(34,711,757)

Net unrealized depreciation	$(9,902,656)

5  Restricted Securities

At October 31, 2018, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$2,007,508
HF Holdings, Inc.	10/27/09	13,600	730,450	33,592
New Cotai Participation Corp., Class B	4/12/13	7	216,125	10,416
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,655	35,228

Total Common Stocks			$2,407,230	$2,086,744

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$867,570

Total Convertible Preferred Stocks			$591,000	$867,570

37

High Income Opportunities Portfolio

October 31, 2018

Notes to Financial Statements — continued

Description	Date of Acquisition	Shares	Cost	Value

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$11,105,197	$18,286,283

Total Miscellaneous			$11,105,197	$18,286,283

Total Restricted Securities			$14,103,427	$21,240,597

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2018 is included in the Portfolio of Investments. At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2018, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

38

High Income Opportunities Portfolio

October 31, 2018

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$184,811	(1)	$—

Total Derivatives subject to master netting or similar agreements	$184,811		$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$184,811	$—	$(184,811)	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$1,575,756	$237,801

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2018, which is indicative of the volume of this derivative type, was approximately $36,329,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2018.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

39

High Income Opportunities Portfolio

October 31, 2018

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$1,180,531,604	$—	$1,180,531,604
Senior Floating-Rate Loans	—	94,721,443	—	94,721,443
Convertible Bonds	—	11,829,895	—	11,829,895
Common Stocks	22,089,504	—	2,086,744	24,176,248
Convertible Preferred Stocks	—	—	867,570	867,570
Miscellaneous	—	—	18,286,283	18,286,283
Short-Term Investments	—	18,251,742	—	18,251,742

Total Investments	$22,089,504	$1,305,334,684	$21,240,597	$1,348,664,785

Forward Foreign Currency Exchange Contracts	$—	$184,811	$—	$184,811

Total	$22,089,504	$1,305,519,495	$21,240,597	$1,348,849,596

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2018 is not presented.

10  Commitments

As of October 31, 2018, the Portfolio had a bridge loan commitment to provide temporary financing to a borrower for $5,000,000. At October 31, 2018, the Portfolio maintained sufficient liquid assets to cover its bridge loan commitment.

40

High Income Opportunities Portfolio

October 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2018, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

41

Eaton Vance High Income Opportunities Fund

High Income Opportunities Portfolio

October 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance High Income Opportunities Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	205,262,993	1,028,849
Keith Quinton	205,267,654	1,024,188
Marcus L. Smith	205,147,567	1,144,275
Susan J. Sutherland	205,296,235	995,607
Scott E. Wennerholm	205,270,897	1,020,945

Results	are rounded to the nearest whole number.

Each nominee was also elected a Trustee of High Income Opportunities Portfolio.

High Income Opportunities Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Mark R. Fetting	99%	1%
Keith Quinton	99%	1%
Marcus L. Smith	99%	1%
Susan J. Sutherland	99%	1%
Scott E. Wennerholm	99%	1%

Results	are rounded to the nearest whole number.

42

Eaton Vance

High Income Opportunities Fund

October 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

43

Eaton Vance

High Income Opportunities Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

44

Eaton Vance

High Income Opportunities Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

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Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446    10.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/17	10/31/18
Audit Fees	$79,754	$78,813
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,277	$17,277
All Other Fees(3)	$0	$0

Total	$97,031	$96,090

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/17	10/31/18
Registrant	$17,277	$17,277
Eaton Vance(1)	$148,018	$126,485

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018